Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities:
Net income	$ 11,367	$ 13,174
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	29,224	18,564
Stock-based compensation	1,635	740
Loss (Gain) on disposal of assets	103	(191)
Non-cash interest expense	92
Deferred tax expense (benefit)	(1,257)	(897)
Allowance for (reversal of) doubtful receivables	(50)	67
Provision for obsolete service inventories	300	2
Other operating activities, net	111	(744)
Changes in operating assets and liabilities:
(Increase) in accounts receivable	(7,771)	(23,422)
(Increase) in inventories	(5,574)	(2,440)
Decrease in prepaid assets	390	54
(Increase) in other current assets	(24,088)	(1,517)
(Increase) in other long-term assets and liabilities	(4,527)	(1,394)
Increase in accounts payable and accrued expenses	11,433	14,325
(Decrease) increase in other current liabilities	(1,439)	8,511
Net cash provided by operating activities	9,949	24,832
Cash flows from investing activities:
Capital expenditures	(23,542)	(8,469)
Proceeds from disposal of assets		717
Other investing activities	(417)
Net cash used in investing activities	(23,959)	(7,752)
Cash flows from financing activities:
Repayments of long-term debt		(21,994)
Repayments of short-term borrowings	(2,980)
Payments on capital leases	(5,642)
Payments on seller-provided financing for capital expenditures	(1,581)
Other financing activities, net		(43)
Net cash used in financing activities	(10,203)	(22,037)
Effect of exchange rate changes on cash	29
Net increase (decrease) in cash	(24,184)	(4,957)
Cash and cash equivalents, beginning of period	73,201	24,892
Cash and cash equivalents, end of period	49,017	19,935
Supplemental disclosure of cash flow information (also refer Note 3):
Interest paid	3,970	4,043
Income taxes paid	$ 5,800	$ 3,479